Document and Entity Information	Jan. 21, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2021
Entity Registrant Name	TRIUMPH BANCORP, INC.
Entity Central Index Key	0001539638
Entity Emerging Growth Company	false
Entity File Number	001-36722
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	20-0477066
Entity Address, Address Line One	12700 Park Central Drive
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75251
City Area Code	214
Local Phone Number	365-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	TBK
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Each Representing a 1/40th Interest in a Share of 7.125% Series C Fixed-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TBKCP
Security Exchange Name	NASDAQ